Fees Summary	Nov. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,595,000
Previously Paid Amount	0
Total Fee Amount	2,387.59
Total Offset Amount	0
Net Fee	$ 2,387.59